DEBT	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016
Debt Disclosure [Abstract]
Debt

8 — DEBT

	December 31, 2016	March 31, 2016
Subordinated notes payable	$2,900,000	$3,200,000
Notes payable and promissory notes	2,105,221	2,008,159
India line of credit	1,214,761	0
India office building mortgage	1,950,489	2,067,588
Total	8,170,471	7,275,747
Less: debt discount	(669,874)	(1,212,580)
	7,500,597	6,063,167
Less: current portion	(5,616,994)	(895,609)
Long term debt	$1,883,603	$5,167,558

Subordinated Notes Payable

The Company’s subordinated debt has been issued pursuant to a $3 million Subordinated Debt Offering and a separate $2 million Subordinated Debt Offering. Each offering is exempt from registration under Rule 506 of Regulation D of the Securities and Exchange Commission (“SEC”), as described in the Current Reports on Form 8-K filed on January 6, 2011 and August 10, 2012. The notes are secured by a first lien on substantially all of the Company’s assets, but are subordinated to the senior credit facility. The notes bear interest at a rate of 12% annually paid monthly in arrears.
On December 30, 2014, the Company amended the subordinated notes payable to extend the maturity to December 31, 2016. In consideration for the maturity extension, the notes were amended to add a conversion feature, which gives the note holder the option to convert the notes at a price equal to $1.00 per share of common stock. Furthermore, the Company has the option, upon three day prior written notice, to require the note holders to convert the outstanding principal of the note into common stock if the share price equals or exceeds $2.00 in any ninety (90) day trading period.
Additionally, the Company granted the note holders a warrant to purchase 200,000 shares of common stock for every $1,000,000 of outstanding principal at the time of the amendment. The 960,000 warrants had a fair value at issuance of $442,400 using a Black-Scholes valuation model. The modification date discount value is amortized over the remaining term of the modified debt, resulting in an effective interest rate of 16.75%. For the three month periods ended December 31, 2016 and 2015, amortized debt discount included in interest expense totaled $226,911 and $57,048, respectively. For the nine month periods ended December 31, 2016 and 2015, amortized debt discount included in interest expense totaled $575,071 and $171,144, respectively. During the three and nine months ended December 31, 2016 and 2015, the Company made principal payments of $0 and $0.
In March 2016, the Company extended the maturity date on its remaining subordinated debt from December 31, 2016 to December 31, 2017. As part of this agreement, the Company issued to debt holders 3,200,000 warrants, which possessed an aggregate fair value of $1,267,817 at issuance using the Black-Scholes valuation model. 1,000,000 of these warrants were subsequently canceled prior to year-end and reissued with an extended maturity date.
In July 2016, the Company negotiated with certain investors to covert $300,000 of subordinated notes payable and $49,350 of interest payable into 499,072 shares of the Company’s common stock.

Notes Payable and Promissory Notes

In October 2015, the Company received $6,000,000 from various investors as part of a debt subscription agreement, which was specific to facilitating the sale of the Company’s U.S. Operations. As part of the November 2015 sale, the entire debt was assumed by the purchaser of the U.S. Operations. Additionally, short term notes totaling $59,434 were issued to the note holders to account for the interest that was incurred by the Company while the funds were in escrow and have a maturity date of December 31, 2016.
In April 2016, and as part of the Company’s settlement agreement with the buyer of its U.S. Operations, the Company issued two new promissory notes, First, $727,285, of which $720,084 was the note balance included in the Asset Purchase Agreement, with the remaining balance as subsequent interest incurred. This note possessed an interest rate of 12% per annum payable monthly, matures on December 31, 2017. Second, the Company issued the buyer a $675,000 note in exchange for the buyer waiving any claims for breach of the Purchase Agreement between the buyer and the Company. Additionally, the Company escrowed 2,000,000 shares of its common stock as a guarantee of repayment for the $675,000 note. The Company issued three notes totaling $546,440, which represented the remaining outstanding debt of a Company subsidiary that was not included as part of the sale of U.S. Operations at March 31, 2016. These loans have a maturity date of December 31, 2016.
In December 2016, the Company extended the maturity date on $622,679 of its notes payable and promissory notes from December 31, 2016 to December 31, 2017. No other terms of the debt agreements were changed. As part of this debt modification, the Company issued to note holders 59,709 warrants, which possessed an aggregate fair value of $32,365 at issuance using the Black-Scholes valuation model.

India Office Building Mortgage

During the quarter ended June 30, 2015, MMPL refinanced its office building loan by paying off its loan with the Union Bank of India, and replacing it with a $2,198,000 loan with Standard Chartered. The new loan is at a variable interest of 11.10% per annum with principal and interest payments to be made in 180 equal monthly payments and is collateralized by the building.

India Line of Credit

In December 2016, MMPL entered into a Loan Agreement with YES BANK Limited (the “Lender”), pursuant to which the Lender extended an unsecured credit facility to the Company totaling approximately $1,500,000 (“Credit Facility”). As part of the agreement, a MoneyOnMobile, Inc. shareholder provided the lender with a $2,000,000 standby letter-of-credit in order to assure repayment by MMPL of any amounts borrowed from the Lender. The aggregate interest rate on the Credit Facility totals 11.6% and matures in December 2017.

10 — DEBT

As of March 31, 2016 and 2015, long term debt consisted of the following:

	2016	2015
Subordinated notes payable	$3,200,000	$4,800,000
Notes payable and promissory notes	2,008,159	0
India office building mortgage	2,067,588	2,129,813
Total	7,275,747	6,929,813
Less: debt discount	(1,212,580)	(518,186)
	6,063,167	6,411,627
Less: current portion	(895,609)	(332,308)
Long term debt	$5,167,558	$6,079,319

Senior Credit Facility (Discontinued Operations)

Outstanding balances under the senior credit facility accrue interest at an annual rate of 13.2%, payable monthly in arrears. On August 8, 2014, the facility was amended to extend interest only payments through September 2015; thereafter, principal is payable in monthly installments, plus accrued interest, until maturity in October 2017. The facility required maintaining a minimum of $200,000 in cash and equivalents and meeting certain financial and financial reporting covenants and was returned to the Company when the facility was repaid on November 30, 2015 as part of the sale of its U.S. Operations.
During the years ended March 31, 2016 and 2015, interest expense, exclusive of accretion of debt discount and amortization of loan origination fees, was $572,088 and $1,359,048, respectively. For the years ended March 31, 2016 and 2015, amortized debt discount included in interest expense were $54,167 and $130,000, respectively, and are presented as part of discontinued operations.
Loan origination fees related to our senior credit facility are amortized through November 30, 2015, the date of the facility was repaid in full, and are included in interest expense. For the years ended March 31, 2016 and 2015, amortized financing costs included in interest expense were $144,056 and $216,084, respectively, are presented as part of discontinued operations. Additionally, the remaining Deferred Finance Costs totaling $180,070 were written off as of November 30, 2015 and were included in the calculation of Loss on Sale of U.S. Operations. See note 17 — Sale of U.S. Operations.
For the years ended March 31, 2016 and 2015, the Company made principal payments on the senior credit facility of $6,600,000 and $6,570,000, respectively.

Senior Promissory Notes (Discontinued Operations)

Calpian Residual Acquisition, LLC entered into $3.0 million and $1.0 million senior promissory notes to three investors in February 2014 and September 2014, respectively. Outstanding balances under the senior promissory notes accrue interest at an annual rate of 12%, payable monthly in arrears. Interest only is payable through February 2015; thereafter, principal is payable evenly for 48 months through maturity, February 2019. The $4.0 million notes are voluntarily convertible into common stock after December 31, 2014 at a conversion ratio of $2 per share of our common stock. In March 2015, Calpian Residual Acquisition, LLC issued $175,000 senior promissory notes with separate investors and accrue interest at an annual rate of 8%, payable monthly in arrears. Interest only is payable through March 2016; thereafter, principal is payable evenly for 48 months through maturity, March 2020.
As part of the Company’s November 30, 2015 sale of its U.S. Operations, $3,000,000 of principal senior promissory notes were assumed by the buyer, $175,000 was converted to CLPI common stock, and the remaining $500,000 of principal was converted to notes directly with MoneyOnMobile, Inc.. These notes have a maturity date of December 31, 2016 with an annual interest rate of 12%. During the year ended March 31, 2016 and 2015, interest expense was $297,029 and $438,081, respectively, and are presented as part of discontinued operations.
Warrants, valued at the time of issuance using a Black Scholes valuation model, have been issued in connection with the senior promissory notes as follows:

Period of Issue (Fiscal Period)	Number of Warrants	Aggregate Fair Value at the Time of Issuance
Q1 2015	75,000	$60,000
Q2 2015	175,000	140,000
Q3 2015	125,000	82,246
Total – 2015	375,000	$282,246
During the years ended March 31, 2016 and 2015, debt discount accreted into interest expense was $80,919 and $103,846, respectively, and are presented as part of discontinued operations. During the years ended March 31, 2016 and 2015, the Company made principal payments on the senior promissory notes of $4,093,162 and $81,888, respectively. Additionally, the remaining Deferred Finance Costs totaling $394,481 were written off as of November 30, 2015 and were included in the calculation of Loss on Sale of U.S. Operations. See note 17 —  Sale of U.S. Operations.

Subordinated Notes Payable

The Company’s subordinated debt has been issued pursuant to a $3 million Subordinated Debt Offering and a separate $2 million Subordinated Debt Offering. Each offering is exempt from registration under Rule 506 of Regulation D of the Securities and Exchange Commission (“SEC”), as described in the Current Reports on Form 8-K filed on January 6, 2011 and August 10, 2012. The notes are secured by a first lien on substantially all of the Company’s assets, but are subordinated to the senior credit facility. The notes bear interest at a rate of 12% annually paid monthly in arrears.
On December 30, 2014, the Company amended the subordinated notes payable to extend the maturity to December 31, 2016. In consideration for the maturity extension, the notes were amended to add a conversion feature, which gives the note holder the option to convert the notes at a price equal to $1.00 per share of common stock. Furthermore, the Company has the option, upon three day prior written notice, to require the note holders to convert the outstanding principal of the note into common stock if the share price equals or exceeds $2.00 in any ninety (90) day trading period.
The Company also granted the note holders a warrant to purchase 200,000 shares of common stock for every $1,000,000 of outstanding principal at the time of the amendment. The 960,000 warrants had a fair value at issuance of $442,400 using a Black-Scholes valuation model. The modification date discount value is amortized over the remaining term of the modified debt, resulting in an effective interest rate of 16.75%. For the years ended March 31, 2016 and 2015, amortized debt discount included in interest expense totaled $191,967 and $179,892, respectively. During the years ended March 31, 2016 and 2015, the Company made principal payments of $1,600,000 and $0, respectively.
In March 2016, the Company extended the maturity date on its remaining subordinated debt from December 31, 2016 to December 31, 2017. As part of this agreement, the Company issued to debt holders 3,200,000 warrants, which possessed an aggregate fair value of $1,267,817 at issuance using the Black-Scholes valuation model. 1,000,000 of these warrants were subsequently canceled prior to year-end and reissued with an extended maturity date. See note 15: Related Parties for additional details.

Convertible Promissory Note

Effective September 17, 2015, the Company entered into a Loan and Security Agreement with Hall Phoenix/Inwood, Ltd., a Texas limited partnership (“Hall”), whereby the Company received $2,000,000, and issued a convertible promissory note (the “Hall Note”) secured by all the assets of the Company and accrues interest at an annual rate of 10% and a maturity date of September 16, 2016. Pursuant to the Agreement, Hall has the option to convert outstanding principal and unpaid accrued interest of the Note at a price per share equal to the lower of (a) $0.60 or (b) 85% of the average volume weighted price of the Company’s common stock for the ten trading days preceding the date on which Hall gives written notice of conversion to the Company. On December 30, 2015, the Company sold to Hall, 450,379 of its shares held in its majority-owned subsidiary DPPL, reducing the Company’s share ownership of DDPL to 61.3% at December 31, 2015. As consideration, the Hall Note was considered repaid in full.

Notes Payable and Promissory Notes

In October 2015, the Company received $6,000,000 from various investors as part of a debt subscription agreement, which was specific to facilitating the sale of the Company’s U.S. Operations. As part of this sale, the entire debt was assumed by the purchaser of the U.S. Operations. Additionally, short term notes totaling $59,434 were issued to the note holders to account for the interest that was incurred by the Company while the funds were in escrow and have a maturity date of December 31, 2016.
In April 2016, and as part of the Company’s settlement agreement with the buyer of its U.S. Operations, the Company issued two new promissory notes, First, $727,285, of which $720,084 was the note balance included in the Asset Purchase Agreement, with the remaining balance as subsequent interest incurred. This note possessed an interest rate of 12% per annum payable monthly, matures on December 31, 2017. Second, the Company issued the buyer a $675,000 note in exchange for the buyer waiving any claims for breach of the Purchase Agreement between the buyer and the Company. Additionally, the Company escrowed 2,000,000 shares of its common stock as a guarantee of repayment for the $675,000 note.
Lastly, the Company issued three notes totaling $546,440, which represented the remaining outstanding debt of CRA that was not included as part of the sale of U.S. Operations at March 31, 2016. These loans have a maturity date of December 31, 2016.

India Office Building Mortgage

In May 2014, My Mobile Payments Limited obtained a $2,254,500 loan with Union Bank of India to purchase an office building to be used as its headquarters. The loan was interest only for the first six months at the rate of 16% per annum. Thereafter, the interest rate is 15% per annum, and principal and interest payments are to be made in 26 equal quarterly payments. The loan matures in May 2021 and is collateralized by the building.
During the quarter ended June 30, 2015, MMPL refinanced its office building loan by paying off its loan with the Union Bank of India, and replacing it with a $2,198,000 loan with Standard Chartered. The new loan is at a variable interest of 11.10% per annum with principal and interest payments to be made in 180 equal monthly payments.
Future principal payments due under the Company’s debt, excluding debt discounts of $(1,212,580), for the fiscal years ending March 31:

	2017	2018	2019	2020	2021	Thereafter	Total
Notes payable and promissory notes	$605,874	$1,402,285	$0	$0	$0	$0	$2,008,159
Subordinated notes payable	0	3,200,000	0	0	0	0	3,200,000
Bank of India	289,735	289,735	289,735	289,735	289,735	618,913	2,067,588
	$895,609	$4,892,020	$289,735	$289,735	$289,735	$618,913	$7,275,747